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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Growth Opportunities Fund

Voya Large Cap Value Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Mid Cap Value Fund

Voya Real Estate Fund

Voya SmallCap Opportunities Fund

The schedules are not audited.

Voya Growth Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 21.3%
7,492		Amazon.com, Inc.	$3,842,572	3.2
2,173	@	Chipotle Mexican Grill, Inc.	1,542,852	1.3
51,558		Comcast Corp. – Class A	2,904,262	2.4
27,377		Dish Network Corp. - Class A	1,622,635	1.4
18,587		Dollar General Corp.	1,384,546	1.2
58,972		Hilton Worldwide Holdings, Inc.	1,464,275	1.2
36,311		Home Depot, Inc.	4,228,779	3.5
23,666		Jarden Corp.	1,215,012	1.0
19,650		Lululemon Athletica, Inc.	1,257,796	1.0
25,381		Nike, Inc.	2,836,327	2.4
28,756		Ross Stores, Inc.	1,398,117	1.2
11,483		Ulta Salon Cosmetics & Fragrance, Inc.	1,815,347	1.5
			25,512,520	21.3

		Consumer Staples: 12.1%
49,863		Altria Group, Inc.	2,671,660	2.2
14,719		Church & Dwight Co., Inc.	1,269,955	1.1
37,356		Coca-Cola Enterprises, Inc.	1,923,461	1.6
12,388		Costco Wholesale Corp.	1,734,939	1.5
21,220		CVS Health	2,172,928	1.8
9,898		Monster Beverage Corp.	1,370,477	1.1
36,019		PepsiCo, Inc.	3,347,246	2.8
			14,490,666	12.1

		Energy: 0.9%
28,635		Halliburton Co.	1,126,787	0.9

		Financials: 5.5%
18,562	@	Aon PLC	1,734,433	1.4
7,733		Blackrock, Inc.	2,339,001	2.0
8,442		Intercontinental Exchange, Inc.	1,928,237	1.6
16,877		TD Ameritrade Holding Corp.	564,705	0.5
			6,566,376	5.5

		Health Care: 16.5%
8,664	@	Allergan plc	2,631,603	2.2
11,455		Amgen, Inc.	1,738,640	1.5
5,960		Biogen, Inc.	1,771,908	1.5
40,781		Bristol-Myers Squibb Co.	2,425,246	2.0
15,373		Celgene Corp.	1,815,244	1.5
12,786		Edwards Lifesciences Corp.	1,801,292	1.5
28,433		Gilead Sciences, Inc.	2,987,455	2.5
5,661		McKesson Corp.	1,118,500	0.9
32,641		Merck & Co., Inc.	1,757,718	1.5
7,422	@	Shire PLC ADR	1,721,904	1.4
			19,769,510	16.5

		Industrials: 11.1%
27,132		Ametek, Inc.	1,460,244	1.2
25,997		Danaher Corp.	2,262,259	1.9
47,342		Delta Airlines, Inc.	2,072,633	1.7
18,601	@	Ingersoll-Rand PLC - Class A	1,028,449	0.9
7,364		Northrop Grumman Corp.	1,205,781	1.0
24,149		Paccar, Inc.	1,424,067	1.2
10,346		Roper Technologies, Inc.	1,676,983	1.4
28,071		Textron, Inc.	1,089,155	0.9
13,135		Union Pacific Corp.	1,126,195	0.9
			13,345,766	11.1

		Information Technology: 27.9%
69,982		Apple, Inc.	7,891,170	6.6
32,441		Cognizant Technology Solutions Corp.	2,041,837	1.7
26,627		Electronic Arts, Inc.	1,761,376	1.5
30,182	@	Facebook, Inc.	2,699,176	2.2
25,617	@	Freescale Semiconductor Holdings Ltd.	915,295	0.8
8,394		Google, Inc. - Class A	5,437,801	4.5
21,001		Intuit, Inc.	1,800,836	1.5
7,418		Mastercard, Inc.	685,201	0.6
76,667		Microsoft Corp.	3,336,548	2.8
17,607		Red Hat, Inc.	1,271,401	1.1
62,487		Visa, Inc.	4,455,323	3.7
14,259	@	VMware, Inc.	1,128,600	0.9
			33,424,564	27.9

		Materials: 2.9%
29,289		Crown Holdings, Inc.	1,451,856	1.2
15,393		Eastman Chemical Co.	1,115,377	0.9
13,713		Packaging Corp. of America	920,279	0.8
			3,487,512	2.9

	Total Common Stock
	(Cost $94,520,062)		117,723,701	98.2

SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
1,772,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.100%††
		(Cost $1,772,000)	1,772,000	1.5

	Total Short-Term Investments
	(Cost $1,772,000)		1,772,000	1.5

	Total Investments in Securities (Cost $96,292,062)		$119,495,701	99.7
	Assets in Excess of Other Liabilities		395,872	0.3
	Net Assets		$119,891,573	100.0

††	Rate shown is the 7-day yield as of August 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Voya Growth Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $96,397,396.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,967,403
Gross Unrealized Depreciation	(2,869,098)

Net Unrealized Appreciation	$23,098,305

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$117,723,701	$–	$–	$117,723,701
Short-Term Investments	1,772,000	–	–	1,772,000
Total Investments, at fair value	$119,495,701	$–	$–	$119,495,701

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 5.4%
377,256		Coach, Inc.	$11,411,994	1.0
143,214	@	Delphi Automotive PLC	10,815,521	0.9
136,598		Dish Network Corp. - Class A	8,096,164	0.7
415,042		Hilton Worldwide Holdings, Inc.	10,305,493	0.9
194,629		Kohl's Corp.	9,931,918	0.9
123,149		McDonald's Corp.	11,701,618	1.0
			62,262,708	5.4

		Consumer Staples: 7.8%
386,974		Coca-Cola Co.	15,215,818	1.3
330,690		ConAgra Foods, Inc.	13,783,159	1.2
161,482		Dr Pepper Snapple Group, Inc.	12,390,514	1.1
140,947		Kimberly-Clark Corp.	15,015,084	1.3
208,548		Kraft Heinz Co/The	15,153,098	1.3
225,208		Philip Morris International, Inc.	17,971,598	1.6
			89,529,271	7.8

		Energy: 12.9%
192,421		Anadarko Petroleum Corp.	13,773,495	1.2
181,767		EOG Resources, Inc.	14,234,174	1.3
262,951		ExxonMobil Corp.	19,784,433	1.7
313,607		Halliburton Co.	12,340,436	1.1
285,288		Occidental Petroleum Corp.	20,828,877	1.8
353,683		Plains GP Holdings L.P.	6,928,650	0.6
221,859	@	Royal Dutch Shell PLC - Class A ADR	11,740,778	1.0
282,263		Schlumberger Ltd.	21,838,688	1.9
252,323	@	Total S.A. ADR	11,707,787	1.0
249,812		Valero Energy Corp.	14,823,844	1.3
			148,001,162	12.9

		Financials: 27.6%
101,394		Ameriprise Financial, Inc.	11,424,062	1.0
285,324		Arthur J. Gallagher & Co.	12,474,365	1.1
337,587		Blackstone Group LP	11,562,355	1.0
497,492		Brixmor Property Group, Inc.	11,352,767	1.0
574,555		Citigroup, Inc.	30,727,201	2.7
319,943		Discover Financial Services	17,190,537	1.5
314,785		Gaming and Leisure Properties, Inc.	9,739,448	0.8
527,995		Host Hotels & Resorts, Inc.	9,361,351	0.8
421,688		Invesco Ltd.	14,383,778	1.2
625,395		JPMorgan Chase & Co.	40,087,820	3.5
832,662		Keycorp	11,440,776	1.0
239,525	@	Lazard Ltd.	11,911,578	1.0
228,387		Lincoln National Corp.	11,599,776	1.0
146,346		Prudential Financial, Inc.	11,810,122	1.0
86,732		Simon Property Group, Inc.	15,552,782	1.4
437,150		Starwood Property Trust, Inc.	9,302,552	0.8
434,574		Unum Group	14,575,612	1.3
884,632		Wells Fargo & Co.	47,177,425	4.1
437,913	@	XL Group PLC	16,329,776	1.4
			318,004,083	27.6

		Health Care: 11.7%
239,481		Bristol-Myers Squibb Co.	14,241,935	1.3
134,524		Gilead Sciences, Inc.	14,134,437	1.2
272,683		Medtronic PLC	19,712,254	1.7
606,025		Merck & Co., Inc.	32,634,446	2.8
1,104,840		Pfizer, Inc.	35,597,945	3.1
161,801		UnitedHealth Group, Inc.	18,720,376	1.6
			135,041,393	11.7

		Industrials: 10.5%
82,824		Boeing Co.	10,823,440	0.9
161,046		Deere & Co.	13,170,342	1.2
107,478		General Dynamics Corp.	15,265,100	1.3
1,411,713		General Electric Co.	35,038,717	3.1
106,910		Hubbell, Inc.	10,548,810	0.9
41,042		TransDigm Group, Inc.	9,432,683	0.8
115,737		Union Pacific Corp.	9,923,290	0.9
181,029		United Technologies Corp.	16,584,067	1.4
			120,786,449	10.5

		Information Technology: 10.6%
148,885		Apple, Inc.	16,788,273	1.5
1,357,248		Cisco Systems, Inc.	35,125,578	3.1
976,829		Intel Corp.	27,878,700	2.4
261,047		Microchip Technology, Inc.	11,094,497	1.0
699,700		Microsoft Corp.	30,450,944	2.6
			121,337,992	10.6

		Materials: 3.2%
311,576		Dow Chemical Co.	13,634,566	1.2
218,803		International Paper Co.	9,439,161	0.8
337,781		Mosaic Co.	13,791,598	1.2
			36,865,325	3.2

		Telecommunication Services: 2.5%
865,872		AT&T, Inc.	28,746,950	2.5

		Utilities: 6.0%
295,853		American Electric Power Co., Inc.	16,061,859	1.4
208,341		DTE Energy Co.	16,263,099	1.4
152,213		Sempra Energy	14,437,403	1.2
518,620		Southern Co.	22,513,294	2.0
			69,275,655	6.0

	Total Common Stock
	(Cost $1,083,997,093)		1,129,850,988	98.2

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
13,922,923	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.100%††
	(Cost $13,922,923)	$13,922,923	1.2

	Total Short-Term Investments
	(Cost $13,922,923)	13,922,923	1.2

	Total Investments in Securities (Cost $1,097,920,016)	$1,143,773,911	99.4
	Assets in Excess of Other Liabilities	6,788,345	0.6
	Net Assets	$1,150,562,256	100.0

††	Rate shown is the 7-day yield as of August 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $1,099,968,536.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$112,152,768
Gross Unrealized Depreciation	(68,347,393)

Net Unrealized Appreciation	$43,805,375

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$1,129,850,988	$–	$–	$1,129,850,988
Short-Term Investments	13,922,923	–	–	13,922,923
Total Investments, at fair value	$1,143,773,911	$–	$–	$1,143,773,911

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 23.3%
243,477	@	AMC Networks, Inc.	$17,622,865	1.3
40,882	@	Chipotle Mexican Grill, Inc.	29,026,629	2.1
315,611		Dollar General Corp.	23,509,864	1.7
163,715		Domino's Pizza, Inc.	17,343,967	1.3
379,290	@,L	Five Below, Inc.	14,667,144	1.1
245,765		Hasbro, Inc.	18,331,611	1.3
888,284		Hilton Worldwide Holdings, Inc.	22,056,092	1.6
416,495		Jarden Corp.	21,382,853	1.6
157,083		Lear Corp.	16,146,562	1.2
276,260		Lululemon Athletica, Inc.	17,683,403	1.3
185,470		Marriott International, Inc.	13,105,310	1.0
594,896		Ross Stores, Inc.	28,923,844	2.1
487,933		Starz	18,351,160	1.3
391,630		Toll Brothers, Inc.	14,478,561	1.1
215,288		Tractor Supply Co.	18,366,219	1.3
176,030		Ulta Salon Cosmetics & Fragrance, Inc.	27,828,583	2.0
			318,824,667	23.3

		Consumer Staples: 8.0%
519,141	@	Blue Buffalo Pet Products, Inc.	13,264,053	1.0
230,017		Church & Dwight Co., Inc.	19,845,867	1.5
556,286		Coca-Cola Enterprises, Inc.	28,643,166	2.1
211,525		Hain Celestial Group, Inc.	12,873,411	0.9
172,128		Monster Beverage Corp.	23,832,843	1.7
136,150	@	TreeHouse Foods, Inc.	10,806,225	0.8
			109,265,565	8.0

		Energy: 0.8%
149,783		EQT Corp.	11,656,113	0.8

		Financials: 9.9%
93,128		Affiliated Managers Group, Inc.	17,362,784	1.3
144,757		Ameriprise Financial, Inc.	16,309,771	1.2
313,488	@	Aon PLC	29,292,319	2.1
309,016		Extra Space Storage, Inc.	22,706,496	1.6
111,975		Intercontinental Exchange, Inc.	25,576,210	1.9
221,170		SEI Investments Co.	11,186,778	0.8
396,061		TD Ameritrade Holding Corp.	13,252,201	1.0
			135,686,559	9.9

		Health Care: 15.0%
91,953		Abiomed, Inc.	8,818,293	0.7
194,253	@	BioMarin Pharmaceutical, Inc.	25,105,258	1.8
250,909		Cardinal Health, Inc.	20,642,283	1.5
139,175	@	DexCom, Inc.	13,101,935	1.0
174,246		Edwards Lifesciences Corp.	24,547,777	1.8
437,525		Hologic, Inc.	16,980,345	1.2
96,400		Incyte Corp., Ltd.	11,200,716	0.8
19,675		Intuitive Surgical, Inc.	10,052,941	0.7
31,548	@	Mettler Toledo International, Inc.	9,355,559	0.7
263,801	@	Quintiles Transnational Holdings, Inc.	19,655,813	1.4
174,495		Waters Corp.	21,180,203	1.6
543,404		Zoetis, Inc.	24,382,537	1.8
			205,023,660	15.0

		Industrials: 16.0%
458,748		Ametek, Inc.	24,689,817	1.8
156,052		Equifax, Inc.	15,277,491	1.1
306,852	@	Ingersoll-Rand PLC - Class A	16,965,847	1.3
426,410	@	Nielsen NV	19,286,524	1.4
241,929		Orbital ATK, Inc.	18,316,445	1.3
382,742		Paccar, Inc.	22,570,296	1.7
134,625		Roper Technologies, Inc.	21,821,366	1.6
907,449		Southwest Airlines Co.	33,303,378	2.4
486,455		Textron, Inc.	18,874,454	1.4
146,175		Wabtec Corp.	13,997,718	1.0
289,780		Waste Connections, Inc.	13,781,937	1.0
			218,885,273	16.0

		Information Technology: 21.4%
280,002	@	Akamai Technologies, Inc.	19,966,943	1.5
212,831		Ansys, Inc.	18,856,827	1.4
290,135		Broadridge Financial Solutions, Inc. ADR	15,316,227	1.1
382,290		Electronic Arts, Inc.	25,288,483	1.8
189,598		F5 Networks, Inc.	23,019,093	1.7
369,389		Fortinet, Inc.	15,566,052	1.1
458,120	@	Freescale Semiconductor Holdings Ltd.	16,368,628	1.2
298,324		Intuit, Inc.	25,581,283	1.9
442,720		Maxim Integrated Products	14,906,382	1.1
515,337		Microchip Technology, Inc.	21,901,822	1.6
104,981	@	Palo Alto Networks, Inc.	17,239,980	1.3
360,128		Red Hat, Inc.	26,004,843	1.9
506,590		Sabre Corp.	13,789,380	1.0
360,455	@	SolarWinds, Inc.	14,328,086	1.0
563,652	@	Vantiv, Inc.	24,823,234	1.8
			292,957,263	21.4

		Materials: 4.2%
343,484		Crown Holdings, Inc.	17,026,502	1.2
179,749		Eastman Chemical Co.	13,024,613	1.0

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
404,282	Packaging Corp. of America	$27,131,365	2.0
		57,182,480	4.2

	Total Common Stock
	(Cost $1,234,111,807)	1,349,481,580	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 0.2%
339,040	Barclays Capital, Inc., Repurchase Agreement dated 08/31/15, 0.13%, due 09/01/15 (Repurchase Amount $339,041, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $345,821, due 10/15/15-05/15/45)	339,040	0.0
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 09/25/15-06/20/65)	1,000,000	0.1
1,000,000	Citigroup, Inc., Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,020,000, due 09/09/15-08/15/50)	1,000,000	0.1
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/09/19-11/20/44)	1,000,000	0.0
		3,339,040	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
29,717,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.100%††
	(Cost $29,717,000)	29,717,000	2.2

	Total Short-Term Investments
	(Cost $33,056,040)	33,056,040	2.4

	Total Investments in Securities (Cost $1,267,167,847)	$1,382,537,620	101.0
	Liabilities in Excess of Other Assets	(13,192,652)	(1.0)
	Net Assets	$1,369,344,968	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2015.

Cost for federal income tax purposes is $1,267,723,420.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$146,191,967
Gross Unrealized Depreciation	(31,377,767)

Net Unrealized Appreciation	$114,814,200

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$1,349,481,580	$–	$–	$1,349,481,580
Short-Term Investments	29,717,000	3,339,040	–	33,056,040
Total Investments, at fair value	$1,379,198,580	$3,339,040	$–	$1,382,537,620

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 14.7%
5,941		AMC Entertainment Holdings, Inc.	$172,170	0.1
33,500		American Axle & Manufacturing Holdings, Inc.	676,700	0.3
12,600		Bed Bath & Beyond, Inc.	782,586	0.3
28,288		Carter's, Inc.	2,780,993	1.1
23,600		Cooper Tire & Rubber Co.	910,960	0.4
8,900		Dillard's, Inc.	823,339	0.3
22,841		D.R. Horton, Inc.	693,681	0.3
31,822		DSW, Inc.	944,795	0.4
15,100		Foot Locker, Inc.	1,068,929	0.4
15,400	L	GameStop Corp.	654,192	0.3
23,100		Gap, Inc.	757,911	0.3
3,449,000		Global Brands Group Holding Ltd.	653,353	0.3
59,260		Goodyear Tire & Rubber Co.	1,764,170	0.7
32,824		Interpublic Group of Cos., Inc.	619,717	0.3
20,000		Kohl's Corp.	1,020,600	0.4
12,300		Lear Corp.	1,264,317	0.5
23,288		Lennar Corp.	1,185,359	0.5
24,400		Macy's, Inc.	1,430,084	0.6
9,800	@	Markit Ltd.	280,084	0.1
13,700		Meritage Homes Corp.	577,318	0.2
13,463		Mohawk Industries, Inc.	2,651,807	1.1
21,300		Movado Group, Inc.	603,003	0.2
32,871		Newell Rubbermaid, Inc.	1,384,855	0.6
21,796		Nordstrom, Inc.	1,588,493	0.6
21,003	@	Norwegian Cruise Line Holdings Ltd.	1,209,773	0.5
60,668	@	Performance Sports Group Ltd	787,471	0.3
15,400		Pulte Homes, Inc.	318,626	0.1
14,595		PVH Corp.	1,736,513	0.7
26,070	@	Quebecor, Inc.	558,813	0.2
60,264		Ross Stores, Inc.	2,930,036	1.2
89,794		Samsonite International SA	279,728	0.1
42,400	@,L	Smith & Wesson Holding Corp.	766,592	0.3
13,140		Toll Brothers, Inc.	485,786	0.2
21,000		Viacom, Inc. Class B	856,170	0.4
5,900		Whirlpool Corp.	991,790	0.4
			36,210,714	14.7

		Consumer Staples: 3.5%
27,472		Ingredion, Inc.	2,371,933	1.0
86,880		Kroger Co.	2,997,360	1.2
30,800	L	Pilgrim's Pride Corp.	646,030	0.3
8,900	L	Sanderson Farms, Inc.	614,456	0.2
86,500		Supervalu, Inc.	712,760	0.3
22,098		Treasury Wine Estates Ltd.	93,684	0.1
25,900		Tyson Foods, Inc.	1,095,052	0.4
			8,531,275	3.5

		Energy 5.6%
17,300	L	Atwood Oceanics, Inc.	330,603	0.1
58,140	@	Cobalt International Energy, Inc.	465,701	0.2
57,490		DHT Holdings, Inc.	411,054	0.2
11,700	L	Diamond Offshore Drilling	277,407	0.1
18,328	@	Diamondback Energy, Inc.	1,251,619	0.5
27,700	@	Ensco PLC	501,647	0.2
10,600		HollyFrontier Corp.	496,716	0.2
37,859		Kinder Morgan, Inc.	1,227,010	0.5
32,100		Marathon Petroleum Corp.	1,518,651	0.6
12,500		National Oilwell Varco, Inc.	529,125	0.2
25,247		Newfield Exploration Co.	840,978	0.3
32,400	@,L	Noble Corp. PLC	421,848	0.2
16,100		Oceaneering International, Inc.	705,502	0.3
23,700		PBF Energy, Inc.	709,104	0.3
10,527		Pioneer Natural Resources Co.	1,295,453	0.5
23,098		QEP Resources, Inc.	324,296	0.1
35,525	@	Trican Well Services Ltd.	49,685	0.0
26,700		Valero Energy Corp.	1,584,378	0.7
89,196	@	Weatherford International PLC	905,339	0.4
			13,846,116	5.6

		Financials: 29.5%
14,695		Agree Realty Corp.	418,073	0.2
11,700		Allstate Corp.	681,876	0.3
20,335		American Assets Trust, Inc.	783,304	0.3
32,600		American Capital Mortgage Investment Corp.	497,802	0.2
7,900		Amtrust Financial Services, Inc.	459,385	0.2
94,700		Annaly Capital Management, Inc.	952,682	0.4
12,914	@	Argo Group International Holdings Ltd.	722,926	0.3
1,637		Ashford Hospitality Prime, Inc.	22,640	0.0
82,000		Ashford Hospitality Trust, Inc.	634,680	0.3
17,600	@	Assured Guaranty Ltd.	444,576	0.2
13,100	@	Axis Capital Holdings Ltd.	733,600	0.3
96,423		BankUnited, Inc.	3,436,516	1.4
20,000		BB&T Corp.	738,400	0.3
33,136		Blackstone Mortgage Trust, Inc.	917,536	0.4
46,600		Brandywine Realty Trust	564,792	0.2
77,180		CBL & Associates Properties, Inc.	1,148,438	0.5
70,218		CBRE Group, Inc.	2,248,380	0.9
71,116		CIT Group, Inc.	3,089,279	1.3
73,600		CNO Financial Group, Inc.	1,316,704	0.5

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
27,581		Comerica, Inc.	$1,213,564	0.5
13,300		Digital Realty Trust, Inc.	842,156	0.3
21,200		Discover Financial Services	1,139,076	0.5
33,600		DuPont Fabros Technology, Inc.	898,128	0.4
19,060		Equity Lifestyle Properties, Inc.	1,062,786	0.4
15,063		EverBank Financial Corp.	297,946	0.1
7,200	@	Everest Re Group Ltd.	1,265,832	0.5
15,888		Extra Space Storage, Inc.	1,167,450	0.5
65,900		Fifth Third Bancorp	1,312,728	0.5
31,547		First Republic Bank	1,902,599	0.8
37,066		Forest City Enterprises, Inc.	798,031	0.3
69,800		Franklin Street Properties Corp.	726,618	0.3
49,300		Genworth Financial, Inc.	255,374	0.1
38,300		Getty Realty Corp.	603,608	0.2
31,200		Government Properties Income Trust	494,208	0.2
26,000		Hancock Holding Co.	730,080	0.3
9,869		Hanover Insurance Group, Inc.	778,664	0.3
39,400		Hartford Financial Services Group, Inc.	1,810,430	0.7
25,789		HCC Insurance Holdings, Inc.	1,992,716	0.8
39,100		Hospitality Properties Trust	1,005,652	0.4
82,263		Host Hotels & Resorts, Inc.	1,458,523	0.6
100,400		Huntington Bancshares, Inc.	1,095,364	0.4
16,063		Iberiabank Corp.	978,237	0.4
98,900		Keycorp	1,358,886	0.6
135,200		Lexington Realty Trust	1,091,064	0.4
19,000		Lincoln National Corp.	965,010	0.4
57,200		Medical Properties Trust, Inc.	667,524	0.3
11,461		MSCI, Inc. - Class A	693,620	0.3
48,100		Navient Corp.	615,199	0.2
21,000		OFG Bancorp	181,440	0.1
21,900		Omega Healthcare Investors, Inc.	739,782	0.3
30,875		PartnerRe Ltd.	4,273,409	1.7
18,700		Pennsylvania Real Estate Investment Trust	371,008	0.1
38,300		Piedmont Office Realty Trust, Inc.	649,568	0.3
3,000		PS Business Parks, Inc.	218,880	0.1
58,200		RAIT Financial Trust	302,058	0.1
158,200		Regions Financial Corp.	1,517,138	0.6
21,049		Reinsurance Group of America, Inc.	1,912,933	0.8
42,771		SEI Investments Co.	2,163,357	0.9
5,934		SL Green Realty Corp.	614,228	0.2
9,800		South State Corp.	736,470	0.3
30,100		Starwood Property Trust, Inc.	640,528	0.3
61,100		Summit Hotel Properties, Inc.	741,143	0.3
68,285		Unum Group	2,290,279	0.9
34,000		Validus Holdings Ltd.	1,505,520	0.6
9,821		Waddell & Reed Financial, Inc.	383,706	0.2
10,800	L	World Acceptance Corp.	405,864	0.2
68,544	@	XL Group PLC	2,556,006	1.0
47,895		Zions Bancorp.	1,388,955	0.6
			72,624,934	29.5

		Health Care: 5.8%
10,900		Aetna, Inc.	1,248,268	0.5
41,812		Agilent Technologies, Inc.	1,518,194	0.6
42,415		Almirall SA	830,575	0.3
18,134		Amsurg Corp.	1,422,068	0.6
8,296		Becton Dickinson & Co.	1,169,902	0.5
28,946		Brookdale Senior Living, Inc.	793,699	0.3
9,300		Cigna Corp.	1,309,347	0.5
3,300		Laboratory Corp. of America Holdings	388,773	0.2
6,500		Lannett Co., Inc.	311,675	0.1
9,720		Ono Pharmaceutical Co., Ltd.	1,236,000	0.5
22,275	@,L	Opko Health, Inc.	241,016	0.1
22,900		Owens & Minor, Inc.	778,371	0.3
21,400		Quest Diagnostics, Inc.	1,450,920	0.6
44,100		Select Medical Holdings Corp.	568,890	0.2
20,400	@	Triple-S Management Corp.	429,216	0.2
1,890		UCB S.A.	142,624	0.1
11,600	@	WuXi PharmaTech Cayman, Inc. ADR	490,216	0.2
			14,329,754	5.8

		Industrials: 13.7%
129,400		ACCO Brands Corp.	983,440	0.4
28,600		AGCO Corp.	1,402,544	0.6
31,728		Barnes Group, Inc.	1,225,653	0.5
20,000		Brink's Co.	573,200	0.2
11,880	@	Chart Industries, Inc.	303,653	0.1
101,668		Covanta Holding Corp.	2,013,026	0.8
14,300		Cummins, Inc.	1,741,025	0.7
9,977		Curtiss-Wright Corp.	655,589	0.3
8,638		Esterline Technologies Corp.	705,811	0.3
14,300		Fluor Corp.	652,366	0.3
21,159		Generac Holdings, Inc.	654,236	0.3
6,000		Genesee & Wyoming, Inc.	410,280	0.2
26,500	@	Hawaiian Holdings, Inc.	600,490	0.2
57,543		Hexcel Corp.	2,777,025	1.1
10,650		Hubbell, Inc.	1,050,836	0.4
7,800		Huntington Ingalls Industries, Inc.	878,124	0.4
21,564		IDEX Corp.	1,548,942	0.6

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
49,154		Jacobs Engineering Group, Inc.	$1,986,313	0.8
4,300		L-3 Communications Holdings, Inc.	453,521	0.2
14,458		Moog, Inc.	912,300	0.4
6,100	L	National Presto Industries, Inc.	500,505	0.2
8,299		Orbital ATK, Inc.	628,317	0.2
16,500		Quad/Graphics, Inc.	238,260	0.1
77,177		Quanta Services, Inc.	1,870,770	0.8
29,300	@	Republic Airways Holdings, Inc.	90,244	0.0
31,554		Rexel SA	483,378	0.2
8,871		Roper Technologies, Inc.	1,437,900	0.6
31,300		RR Donnelley & Sons Co.	491,410	0.2
73,900		Sanwa Holdings Corp.	562,238	0.2
14,684	@	Sensata Technologies Holdings N.V.	696,022	0.3
19,400		Trinity Industries, Inc.	523,606	0.2
14,400		Triumph Group, Inc.	711,216	0.3
2,183	@	Vectrus, Inc.	54,248	0.0
57,600		Wabash National Corp.	704,448	0.3
29,641		Wabtec Corp.	2,838,422	1.1
7,361	@	Wesco International, Inc.	411,995	0.2
			33,771,353	13.7

		Information Technology: 11.2%
10,500	@	Amdocs Ltd.	600,705	0.2
85,900	@	Amkor Technology, Inc.	463,860	0.2
34,369	@	ARRIS Group, Inc.	908,029	0.4
37,627		Arrow Electronics, Inc.	2,104,102	0.9
26,903		Booz Allen Hamilton Holding Corp.	718,310	0.3
138,000		Brocade Communications Systems, Inc.	1,469,700	0.6
2,591	@	Check Point Software Technologies	202,124	0.1
38,900		Convergys Corp.	879,140	0.4
46,300		Corning, Inc.	796,823	0.3
42,124	@	Euronet Worldwide, Inc.	2,715,734	1.1
34,100	@	Fabrinet	677,908	0.3
99,000	@	Flextronics International Ltd.	1,040,490	0.4
11,100		Harris Corp.	852,702	0.3
71,188	@	Keysight Technologies, Inc.	2,280,863	0.9
27,900		Kulicke & Soffa Industries, Inc.	294,624	0.1
12,300		Lam Research Corp.	895,071	0.4
22,500		Mentor Graphics Corp.	581,400	0.2
37,302		Microsemi Corp.	1,184,712	0.5
23,400		Omnivision Technologies, Inc.	559,260	0.2
32,500		Photronics, Inc.	296,075	0.1
12,184	@	Qorvo, Inc.	676,334	0.3
20,900		Sanmina Corp.	402,116	0.2
17,300	@,L	Seagate Technology	889,220	0.4
76,100		Symantec Corp.	1,559,289	0.6
7,300		Synaptics, Inc.	511,657	0.2
11,500		Unisys Corp.	151,455	0.1
20,842	@	Verint Systems, Inc.	1,111,504	0.4
19,300		Western Digital Corp.	1,581,828	0.6
123,200		Xerox Corp.	1,252,944	0.5
			27,657,979	11.2

		Materials: 6.9%
17,478		Albemarle Corp.	790,180	0.3
14,900		Bemis Co., Inc.	632,058	0.3
30,637		Cabot Corp.	1,037,675	0.4
21,648		Celanese Corp.	1,312,735	0.5
20,800		CF Industries Holdings, Inc.	1,193,504	0.5
8,800		Crown Holdings, Inc.	436,216	0.2
27,000		Domtar Corp.	1,085,670	0.4
16,500		Eastman Chemical Co.	1,195,590	0.5
71,000		Huntsman Corp.	1,173,630	0.5
65,211		Louisiana-Pacific Corp.	1,072,069	0.4
29,488	@	Methanex Corp.	1,201,931	0.5
29,000		Mosaic Co.	1,184,070	0.5
41,600		Owens-Illinois, Inc.	867,360	0.4
5,007		Packaging Corp. of America	336,020	0.1
48,808		Reliance Steel & Aluminum Co.	2,836,721	1.1
21,000		Schweitzer-Mauduit International, Inc.	741,930	0.3
			17,097,359	6.9

		Telecommunication Services: 0.4%
68,600	@,L	Iridium Communications, Inc.	511,070	0.2
35,200		Premier Global Services, Inc.	379,456	0.2
			890,526	0.4

		Utilities: 7.1%
110,400		AES Corp.	1,324,800	0.5
10,123		Alliant Energy Corp.	573,670	0.2
19,500		American Electric Power Co., Inc.	1,058,655	0.4
30,400		Edison International	1,777,792	0.7
8,702		Energen Corp.	452,504	0.2
25,200		Entergy Corp.	1,646,316	0.7
40,400		Exelon Corp.	1,242,704	0.5
26,200		FirstEnergy Corp.	837,352	0.4
23,466		Great Plains Energy, Inc.	584,773	0.2
26,247		Portland General Electric Co.	906,571	0.4
58,800		PPL Corp.	1,822,212	0.8
50,300		Public Service Enterprise Group, Inc.	2,024,575	0.8
29,400		SCANA Corp.	1,554,966	0.6
36,269		UGI Corp.	1,236,048	0.5
12,415		Westar Energy, Inc.	453,768	0.2
			17,496,706	7.1

	Total Common Stock
	(Cost $239,156,091)		242,456,716	98.4

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc: 2.3%
1,385,363	Barclays Capital, Inc., Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $1,385,369, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-3.250%, Market Value plus accrued interest $1,413,071, due 10/02/15-08/06/32)	$1,385,363	0.5
1,385,363	Cantor Fitzgerald, Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $1,385,369, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,413,070, due 09/25/15-06/20/65)	1,385,363	0.6
1,385,363	Citigroup, Inc., Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $1,385,369, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,413,071, due 09/09/15-08/15/50)	1,385,363	0.6
1,385,363	Mizuho Securities USA Inc., Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $1,385,369, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,413,070, due 10/09/19-11/20/44)	1,385,363	0.5
291,611	SG Americas Securities LLC, Repurchase Agreement dated 08/31/15, 0.13%, due 09/01/15 (Repurchase Amount $291,612, collateralized by various U.S. Government Securities, 0.000%-9.875%, Market Value plus accrued interest $297,443, due 09/10/15-05/15/45)	291,611	0.1
		5,833,063	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,162,699	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.100%††
	(Cost $1,162,699)	1,162,699	0.5

	Total Short-Term Investments
	(Cost $6,995,762)	6,995,762	2.8

	Total Investments in Securities (Cost $246,151,853)	$249,452,478	101.2
	Liabilities in Excess of Other Assets	(3,005,915)	(1.2)
	Net Assets	$246,446,563	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2015.

Cost for federal income tax purposes is $246,801,622.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$19,730,411
Gross Unrealized Depreciation	(17,079,555)

Net Unrealized Appreciation	$2,650,856

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$35,277,633	$933,081	$–	$36,210,714
Consumer Staples	8,437,591	93,684	–	8,531,275
Energy	13,846,116	–	–	13,846,116
Financials	72,624,934	–	–	72,624,934
Health Care	12,120,555	2,209,199	–	14,329,754
Industrials	32,725,737	1,045,616	–	33,771,353
Information Technology	27,657,979	–	–	27,657,979
Materials	17,097,359	–	–	17,097,359
Telecommunication Services	890,526	–	–	890,526
Utilities	17,496,706	–	–	17,496,706
Total Common Stock	238,175,136	4,281,580	–	242,456,716
Short-Term Investments	1,162,699	5,833,063	–	6,995,762
Total Investments, at fair value	$239,337,835	$10,114,643	$–	$249,452,478

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 100.0%
	Financials: 100.0%
313,400	Alexandria Real Estate Equities, Inc.	$26,949,266	2.1
319,600	American Residential Properties, Inc.	5,417,220	0.4
325,109	AvalonBay Communities, Inc.	53,662,492	4.2
434,902	Boston Properties, Inc.	49,309,189	3.9
657,800	Brandywine Realty Trust	7,972,536	0.6
947,878	CubeSmart	23,971,835	1.9
640,025	DCT Industrial Trust, Inc.	20,551,203	1.6
1,698,400	DDR Corp.	25,968,536	2.0
460,200	Digital Realty Trust, Inc.	29,139,864	2.3
476,300	Douglas Emmett, Inc.	13,160,169	1.0
1,076,200	Duke Realty Corp.	19,436,172	1.5
49,800	Equinix, Inc.	13,434,546	1.1
1,223,239	Equity Residential	87,155,779	6.8
177,065	Essex Property Trust, Inc.	38,001,690	3.0
308,500	Forest City Enterprises, Inc.	6,642,005	0.5
2,390,942	General Growth Properties, Inc.	60,682,108	4.7
978,300	Health Care REIT, Inc.	61,975,305	4.8
637,820	Healthcare Realty Trust, Inc.	14,606,078	1.1
532,650	Healthcare Trust of America, Inc.	12,788,926	1.0
335,900	Highwoods Properties, Inc.	12,744,046	1.0
2,435,955	Host Hotels & Resorts, Inc.	43,189,482	3.4
382,500	Kilroy Realty Corp.	24,808,950	1.9
1,195,023	Kimco Realty Corp.	27,545,280	2.2
424,400	Kite Realty Group Trust	9,977,644	0.8
203,700	Liberty Property Trust	6,261,738	0.5
172,425	Macerich Co.	13,135,336	1.0
699,900	Paramount Group, Inc.	11,506,356	0.9
321,181	Pebblebrook Hotel Trust	12,224,149	1.0
455,400	Pennsylvania Real Estate Investment Trust	9,035,136	0.7
267,700	Post Properties, Inc.	14,819,872	1.2
1,421,602	ProLogis, Inc.	54,020,876	4.2
325,402	Public Storage, Inc.	65,493,661	5.1
390,739	QTS Realty Trust, Inc.	15,703,800	1.2
699,527	Ramco-Gershenson Properties	10,842,669	0.9
417,500	Regency Centers Corp.	24,761,925	1.9
626,100	RLJ Lodging Trust	17,242,794	1.4
720,599	Simon Property Group, Inc.	129,217,813	10.1
376,010	SL Green Realty Corp.	38,920,795	3.0
2,798,500	Spirit Realty Capital, Inc.	26,865,600	2.1
1,344,500	Strategic Hotels & Resorts, Inc.	18,137,305	1.4
177,840	Sun Communities, Inc.	11,596,946	0.9
1,161,020	Sunstone Hotel Investors, Inc.	16,056,907	1.3
1,077,604	UDR, Inc.	34,806,609	2.7
2,799,210	VEREIT, Inc.	22,785,569	1.8
432,104	Vornado Realty Trust	37,675,148	2.9

	Total Common Stock
	(Cost $859,918,565)	1,280,201,325	100.0

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
4,430,204	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.100%††
	(Cost $4,430,204)	4,430,204	0.3

	Total Short-Term Investments
	(Cost $4,430,204)	4,430,204	0.3

	Total Investments in Securities (Cost $864,348,769)	$1,284,631,529	100.3
	Liabilities in Excess of Other Assets	(3,506,588)	(0.3)
	Net Assets	$1,281,124,941	100.0

††	Rate shown is the 7-day yield as of August 31, 2015.

Cost for federal income tax purposes is $955,373,321.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$440,801,738
Gross Unrealized Depreciation	(111,543,530)

Net Unrealized Appreciation	$329,258,208

REIT Diversification	Percentage of Net Assets
Retail REITs	23.5%
Residential REITs	20.4
Office REITs	16.6
Specialized REITs	15.0
Diversified REITs	8.0
Hotels, Resorts & Cruise Lines	7.5
Industrial REITs	4.2
Real Estate Services	3.4
Diversified Real Estate Activities	0.9
Real Estate Operating Companies	0.5
Assets in Excess of Other Liabilities*	–
Net Assets	100.0%

*	Includes short-term investments.

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$1,280,201,325	$–	$–	$1,280,201,325
Short-Term Investments	4,430,204	–	–	4,430,204
Total Investments, at fair value	$1,284,631,529	$–	$–	$1,284,631,529

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Consumer Discretionary: 18.7%
145,076		Arctic Cat, Inc.	$3,834,359	0.5
316,127		Bloomin Brands, Inc.	6,543,829	0.9
30,775	@	Boot Barn Holdings, Inc.	672,126	0.1
91,067	@	Bright Horizons Family Solutions, Inc.	5,566,015	0.8
8,900		Buffalo Wild Wings, Inc.	1,688,152	0.2
139,100	@	Burlington Stores, Inc.	7,384,819	1.0
316,356		Callaway Golf Co.	2,799,751	0.4
126,000		Cheesecake Factory	6,838,020	1.0
87,500		Childrens Place Retail Stores, Inc.	5,243,000	0.7
139,496		Cinemark Holdings, Inc.	4,959,083	0.7
283,800		Dana Holding Corp.	4,977,852	0.7
158,688		Express, Inc.	3,237,235	0.4
200,200		Finish Line, Inc.	5,279,274	0.7
28,902		Hibbett Sporting Goods, Inc.	1,141,629	0.2
110,278	@	Imax Corp.	3,457,215	0.5
69,600		Jack in the Box, Inc.	5,441,328	0.8
293,600	@	La Quinta Holdings, Inc.	5,534,360	0.8
152,602		LKQ Corp.	4,576,534	0.6
117,789		Monro Muffler Brake, Inc.	7,466,645	1.0
215,914		Pier 1 Imports, Inc.	2,198,005	0.3
99,355		Pool Corp.	6,923,056	1.0
71,950	@	Red Robin Gourmet Burgers, Inc.	5,668,940	0.8
13,700		Rent-A-Center, Inc.	368,393	0.1
51,825	@,L	Restoration Hardware Holdings, Inc.	4,792,776	0.7
176,450		Sally Beauty Holdings, Inc.	4,612,403	0.6
239,380	@,L	Smith & Wesson Holding Corp.	4,327,990	0.6
121,100		Sotheby's	4,263,931	0.6
81,563		Steiner Leisure Ltd.	5,193,116	0.7
85,208		Vail Resorts, Inc.	9,194,795	1.3
			134,184,631	18.7

		Consumer Staples: 1.6%
61,780		Casey's General Stores, Inc.	6,540,031	0.9
228,525		Flowers Foods, Inc.	5,304,065	0.7
			11,844,096	1.6

		Energy: 1.7%
328,100	@	Bill Barrett Corp.	1,794,707	0.2
241,825	@	C&J Energy Services Ltd.	1,339,710	0.2
135,216	@	Carrizo Oil & Gas, Inc.	4,925,919	0.7
36,874		Dril-Quip, Inc.	2,542,094	0.3
127,400		Unit Corp.	1,936,480	0.3
			12,538,910	1.7

		Financials: 8.8%
203,500		Colony Capital, Inc.	4,417,985	0.6
74,855		Coresite Realty Corp.	3,644,690	0.5
129,103		Evercore Partners, Inc.	6,762,415	0.9
112,487	L	Financial Engines, Inc.	3,651,328	0.5
148,900		First American Financial Corp.	5,786,254	0.8
44,622		MarketAxess Holdings, Inc.	4,034,721	0.6
727,300		MGIC Investment Corp.	7,680,288	1.1
103,882	L	PRA Group, Inc.	5,535,872	0.8
39,045	@	Signature Bank	5,212,117	0.7
66,658	@	Springleaf Holdings, Inc.	2,983,612	0.4
40,579		SVB Financial Group	5,075,621	0.7
41,925		Terreno Realty Corp.	852,755	0.1
121,193		The Geo Group, Inc.	3,639,426	0.5
202,800		Urban Edge Properties	4,240,548	0.6
			63,517,632	8.8

		Health Care: 24.3%
125,550	@	Acadia Pharmaceuticals, Inc.	4,598,896	0.6
78,300	@	Acorda Therapeutics, Inc.	2,503,251	0.4
175,400		Air Methods Corp.	6,568,730	0.9
23,150	@	Anacor Pharmaceuticals, Inc.	3,018,991	0.4
258,000	@,L	BioDelivery Sciences International, Inc.	1,741,500	0.2
15,184		Bio-Rad Laboratories, Inc.	2,115,587	0.3
182,850		Celldex Therapeutics, Inc.	2,713,494	0.4
85,275	@	Cempra, Inc.	2,933,460	0.4
82,900	@	Charles River Laboratories International, Inc.	5,710,981	0.8
53,294	@	Clovis Oncology, Inc.	4,149,471	0.6
147,075	@	Cynosure, Inc.	4,653,453	0.6
205,300	@	Dyax, Corp.	4,726,006	0.7
58,800	@	Enanta Pharmaceuticals, Inc.	2,295,552	0.3
45,575	@,L	Esperion Therapeutics, Inc.	2,185,321	0.3
160,225	L	Halozyme Therapeutics, Inc.	2,797,528	0.4
192,966		Healthsouth Corp.	8,239,648	1.1
108,325		Hill-Rom Holdings, Inc.	5,723,893	0.8
90,750	@	Impax Laboratories, Inc.	3,717,120	0.5
47,811	@	IPC The Hospitalist Co., Inc.	3,796,193	0.5
176,900		Lexicon Pharmaceuticals, Inc.	2,112,186	0.3
114,421	@	Luminex Corp.	2,084,751	0.3
90,100	@	MacroGenics, Inc.	2,374,135	0.3
160,350		Masimo Corp.	6,515,021	0.9
51,994		Mednax, Inc.	4,188,117	0.6
222,625		Merit Medical Systems, Inc.	5,064,719	0.7
334,250	@,L	Merrimack Pharmaceuticals, Inc.	3,372,583	0.5
64,213	@	Momenta Pharmaceuticals, Inc.	1,252,796	0.2
287,922	L	Nektar Therapeutics	3,181,538	0.4
53,361		Neogen Corp.	2,755,562	0.4
116,700		Neurocrine Biosciences, Inc.	5,412,546	0.8

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
309,175	@	Novavax, Inc.	$3,329,815	0.5
91,700	@	Omnicell, Inc.	3,115,966	0.4
120,400		Owens & Minor, Inc.	4,092,396	0.6
75,425	@	Pacira Pharmaceuticals, Inc./DE	4,340,709	0.6
80,825	@	Portola Pharmaceuticals, Inc.	3,811,707	0.5
111,450	@	Relypsa, Inc.	2,558,892	0.4
325,050	@	Sangamo Biosciences, Inc.	2,457,378	0.3
33,933	@	Seattle Genetics, Inc.	1,366,482	0.2
338,900		Select Medical Holdings Corp.	4,371,810	0.6
120,146		Steris Corp.	7,695,351	1.1
144,333	@	Surgical Care Affiliates, Inc.	5,275,371	0.7
152,800	@	Team Health Holdings, Inc.	8,975,472	1.3
79,800	@	Tetraphase Pharmaceuticals, Inc.	3,464,118	0.5
77,400	@	WellCare Health Plans, Inc.	7,017,858	1.0
			174,376,354	24.3

		Industrials: 14.3%
258,100		Actuant Corp.	5,533,664	0.8
128,600		Advisory Board Co.	6,253,818	0.9
100,400		Beacon Roofing Supply, Inc.	3,639,500	0.5
50,700		CEB, Inc.	3,631,134	0.5
5,400	@	CIRCOR International, Inc.	238,664	0.0
108,000		Clarcor, Inc.	6,087,960	0.8
111,600		EnPro Industries, Inc.	5,294,304	0.7
146,700		Gorman-Rupp Co.	3,545,739	0.5
168,406		Healthcare Services Group, Inc.	5,631,497	0.8
128,377		HUB Group, Inc.	4,838,529	0.7
157,700		KAR Auction Services, Inc.	5,841,208	0.8
271,600		Knight Transportation, Inc.	7,387,520	1.0
47,000		Lindsay Manufacturing Co.	3,582,810	0.5
69,994		Regal-Beloit Corp.	4,666,500	0.6
181,000		Simpson Manufacturing Co., Inc.	6,318,710	0.9
52,100	@	Teledyne Technologies, Inc.	5,101,111	0.7
90,900		Toro Co.	6,481,170	0.9
172,470		TrueBlue, Inc.	4,139,280	0.6
68,175		Waste Connections, Inc.	3,242,403	0.5
126,200		Watts Water Technologies, Inc.	6,922,070	1.0
99,400		Woodward, Inc.	4,532,640	0.6
			102,910,231	14.3

		Information Technology: 23.6%
95,840		Aspen Technology, Inc.	3,629,461	0.5
191,050	@	Barracuda Networks, Inc.	5,022,704	0.7
57,500	@	Black Knight Financial Services, Inc.	1,867,025	0.2
38,005		Blackbaud, Inc.	2,171,606	0.3
160,500	@	BroadSoft, Inc.	5,065,380	0.7
217,403	@	Cardtronics, Inc.	7,500,403	1.0
84,026		Coherent, Inc.	4,898,716	0.7
148,900	@	Commvault Systems, Inc.	5,336,576	0.7
123,900	@	DealerTrack Holdings, Inc.	7,775,964	1.1
65,200		Electronics for Imaging, Inc.	2,853,804	0.4
83,303	@	Faro Technologies, Inc.	3,236,322	0.4
144,000		Flir Systems, Inc.	4,122,720	0.6
126,996	@	Guidewire Software, Inc.	7,100,346	1.0
32,366	@	Imperva, Inc.	1,928,366	0.3
512,375		Intersil Corp.	5,400,432	0.7
117,800		j2 Global, Inc.	8,196,524	1.1
85,050		Littelfuse, Inc.	7,633,237	1.1
204,025	@	LivePerson, Inc.	1,866,829	0.2
70,525		Manhattan Associates, Inc.	4,124,302	0.6
86,000		MKS Instruments, Inc.	2,898,200	0.4
99,900		Monolithic Power Systems, Inc.	4,804,191	0.7
163,494		National Instruments Corp.	4,775,660	0.7
223,700	@,L	Nimble Storage, Inc.	5,963,842	0.8
162,296		Plexus Corp.	6,178,609	0.8
642,150		PMC - Sierra, Inc.	4,039,123	0.6
399,000		Polycom, Inc.	4,293,240	0.6
105,850		Power Integrations, Inc.	4,154,613	0.6
138,864	@	PROS Holdings, Inc.	3,071,672	0.4
223,600	@	QLIK Technologies, Inc.	8,465,496	1.2
40,525	@	Qualys, Inc.	1,177,657	0.2
175,000	@	SciQuest, Inc.	1,921,500	0.3
199,420		Semtech Corp.	3,380,169	0.5
123,800	@	Synchronoss Technologies, Inc.	5,000,282	0.7
40,175		Tyler Technologies, Inc.	5,545,757	0.8
40,300	@	Ultimate Software Group, Inc.	7,100,457	1.0
62,395	@	WEX, Inc.	5,898,199	0.8
173,259	@	Xactly Corp.	1,179,894	0.2
			169,579,278	23.6

		Materials: 4.3%
191,500	@	Boise Cascade Co.	6,214,175	0.9
311,900		Commercial Metals Co.	4,896,830	0.7
114,200		Greif, Inc. - Class A	3,343,776	0.5
139,700		HB Fuller Co.	5,062,728	0.7
766,800		Hecla Mining Co.	1,579,608	0.2
99,100		Minerals Technologies, Inc.	5,330,589	0.7
170,700		Worthington Industries, Inc.	4,368,213	0.6
			30,795,919	4.3

	Total Common Stock (Cost $662,179,351)		699,747,051	97.3

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.1%
104,853	iShares Russell 2000 Growth Index Fund	$15,013,901	2.1

	Total Exchange-Traded Funds (Cost $13,772,574)	15,013,901	2.1

	Total Long-Term Investments (Cost $675,951,925)	714,760,952	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
	Securities Lending Collateralcc: 3.1%
4,403,985	BNP Paribas Bank, Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $4,404,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $4,492,065, due 06/30/16-08/01/45)	4,403,985	0.6
5,263,987	Cantor Fitzgerald, Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $5,264,009, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $5,369,267, due 09/25/15-06/20/65)	5,263,987	0.7
5,263,987	Citigroup, Inc., Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $5,264,009, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $5,369,267, due 09/09/15-08/15/50)	5,263,987	0.7
5,263,987	Mizuho Securities USA Inc., Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $5,264,009, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,369,267, due 10/09/19-11/20/44)	5,263,987	0.8
1,967,997	State of Wisconsin Investment Board, Repurchase Agreement dated 08/31/15, 0.21%, due 09/01/15 (Repurchase Amount $1,968,008, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,007,839, due 01/15/17-02/15/42)	1,967,997	0.3
		22,163,943	3.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
4,784,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.100%††
	(Cost $4,784,000)	4,784,000	0.7

	Total Short-Term Investments (Cost $26,947,943)	26,947,943	3.8

	Total Investments in Securities (Cost $702,899,868)	$741,708,895	103.2
	Liabilities in Excess of Other Assets	(23,139,018)	(3.2)
	Net Assets	$718,569,877	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2015.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $703,647,626.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$91,490,809
Gross Unrealized Depreciation	(53,429,540)

Net Unrealized Appreciation	$38,061,269

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$699,747,051	$–	$–	$699,747,051
Exchange-Traded Funds	15,013,901	–	–	15,013,901
Short-Term Investments	4,784,000	22,163,943	–	26,947,943
Total Investments, at fair value	$719,544,952	$22,163,943	$–	$741,708,895

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 23, 2015